FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	£ 10,746	£ 9,775	£ 6,283
Loans and advances to customers	498,843	494,988
Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	10,752	9,777
Loans and advances to customers	504,603	498,247
Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	10,670	9,777
Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	82	0
Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,760	3,259
Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	6	2
Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	147,875	133,553
Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	459	177
Retail mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	294,806	289,198
Retail mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	272,382	270,522
Retail mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,076	2,067
Retail mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	907	414
Retail mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,071	975
Retail mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,370	15,220
Retail mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,024	568
Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	350	206
Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	39
Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	13
Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	46
Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	452	264
Retail mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,550	12,393
Retail mortgages | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,456	12,304
Retail mortgages | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
Retail mortgages | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Retail mortgages | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Retail mortgages | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	87
Retail mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,109	18,198
Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,903	15,473
Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,740	1,911
Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	617	137
Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	509	292
Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	340	385
Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	766	469
Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	132	128
Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	204	103
Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	22
Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	193	91
Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	153	125
Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59,998	56,584
Retail - credit cards | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57,738	55,978
Retail - credit cards | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,235	455
Retail - credit cards | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	884	31
Retail - credit cards | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	45
Retail - credit cards | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	75
Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	157	77
Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	65
Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	7
Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	1
Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	4
Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,536	10,212
Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,850	7,774
Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,570	1,684
Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	297	129
Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	512	332
Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	307	293
Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	643	426
Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	95	101
Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	165	93
Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	19
Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	187	105
Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	147	108
Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,931	6,863
Retail - loans and overdrafts | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,385	6,661
Retail - loans and overdrafts | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	408	152
Retail - loans and overdrafts | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	13
Retail - loans and overdrafts | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	29
Retail - loans and overdrafts | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	8
Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	35
Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	15
Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	7
Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	2
Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	11
Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,201	15,976
Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,431	14,865
Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,194	682
Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	171	99
Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	206	180
Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	199	150
Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	498	385
Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	233	233
Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	25
Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	10
Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	33
Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	133	84
Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,660	1,378
Retail - UK Motor Finance | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,275	1,181
Retail - UK Motor Finance | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	384	197
Retail - UK Motor Finance | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - UK Motor Finance | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Retail - UK Motor Finance | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	2
Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,367	10,899
Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,434	10,157
Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,752	428
Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	7
Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	976	157
Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	184	150
Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	188	113
Retail - other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	38	35
Retail - other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	26
Retail - other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Retail - other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	1
Retail - other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	51
Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,882	1,305
Retail - other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,695	1,240
Retail - other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	176	62
Retail - other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
Retail - other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	3
Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41	14
Retail - other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	11
Retail - other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	3
Retail - other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Retail - other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
Retail - other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	354,019	344,483
Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,119	1,961
Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90,021	78,523
Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	276	129
Commercial | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	88,398	96,498
Commercial | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35,263	60,087
Commercial | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37,792	27,887
Commercial | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,134	4,908
Commercial | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	685	169
Commercial | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,524	3,447
Commercial | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	6	2
Loans and advances to customers	2,214	1,265
Commercial | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	34
Commercial | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	250	87
Commercial | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	494	187
Commercial | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	16
Commercial | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,282	941
Commercial | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57,141	54,400
Commercial | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42,071	47,783
Commercial | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,534	5,984
Commercial | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,249	585
Commercial | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	92	43
Commercial | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	195	5
Commercial | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	181	48
Commercial | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	11
Commercial | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	16
Commercial | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	65	14
Commercial | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	2
Commercial | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	5
Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62,186	57,266
Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60,985	56,356
Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	238	0
Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	884	786
Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	40
Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	84
Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	951	910
Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61,235	56,356
Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	427	33
Other | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	10
Other | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	7
Other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	16
Other | Expected credit losses in respect of drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27	23
Other | Expected credit losses in respect of drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	10
Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	713	630
Other | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	239	391
Other | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	170	0
Other | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	0
Other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299	239
Other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Undrawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299	239
Other | Undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	414	391
Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Other | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit losses in respect of undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Central overlay | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	400
Stage 1 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	10,752	9,777
Loans and advances to customers	433,943	449,975
Stage 1 | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	10,670	9,777
Stage 1 | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	82	0
Stage 1 | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,372	675
Stage 1 | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	6	2
Stage 1 | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	139,075	129,634
Stage 1 | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	212	95
Stage 1 | Retail mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	251,418	257,043
Stage 1 | Retail mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	251,372	257,028
Stage 1 | Retail mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	15
Stage 1 | Retail mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	104	23
Stage 1 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	103	23
Stage 1 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 1 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,348	12,243
Stage 1 | Retail mortgages | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,347	12,242
Stage 1 | Retail mortgages | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 1 | Retail mortgages | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Stage 1 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Stage 1 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,496	16,132
Stage 1 | Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,619	14,744
Stage 1 | Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,603	1,355
Stage 1 | Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	274	32
Stage 1 | Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 1 | Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	155	155
Stage 1 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	75	103
Stage 1 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	49
Stage 1 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	3
Stage 1 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,068	54,513
Stage 1 | Retail - credit cards | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54,694	54,216
Stage 1 | Retail - credit cards | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	772	293
Stage 1 | Retail - credit cards | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	602	3
Stage 1 | Retail - credit cards | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 1 | Retail - credit cards | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	48
Stage 1 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	44
Stage 1 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	4
Stage 1 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
Stage 1 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,710	8,788
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,559	7,406
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,990	1,321
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	116	44
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	17
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	201	146
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80	84
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	55
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	4
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	3
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,355	6,535
Stage 1 | Retail - loans and overdrafts | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,070	6,437
Stage 1 | Retail - loans and overdrafts | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	269	96
Stage 1 | Retail - loans and overdrafts | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	2
Stage 1 | Retail - loans and overdrafts | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	0
Stage 1 | Retail - loans and overdrafts | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	14
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	12
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	2
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,786	13,884
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,035	13,568
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	738	314
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	2
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	194	214
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	187	203
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	10
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,657	1,374
Stage 1 | Retail - UK Motor Finance | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,275	1,181
Stage 1 | Retail - UK Motor Finance | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	381	193
Stage 1 | Retail - UK Motor Finance | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 1 | Retail - UK Motor Finance | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	2
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,879	9,904
Stage 1 | Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,952	9,762
Stage 1 | Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,418	8
Stage 1 | Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	509	134
Stage 1 | Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	25
Stage 1 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	25
Stage 1 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	0
Stage 1 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,812	1,240
Stage 1 | Retail - other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,672	1,240
Stage 1 | Retail - other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	140	0
Stage 1 | Retail - other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	11
Stage 1 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	11
Stage 1 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	0
Stage 1 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	301,289	305,751
Stage 1 | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	684	563
Stage 1 | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85,240	75,905
Stage 1 | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	76
Stage 1 | Commercial | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	70,558	87,074
Stage 1 | Commercial | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35,072	59,708
Stage 1 | Commercial | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30,821	25,569
Stage 1 | Commercial | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,665	1,797
Stage 1 | Commercial | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	6	2
Loans and advances to customers	279	96
Stage 1 | Commercial | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42	33
Stage 1 | Commercial | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	141	50
Stage 1 | Commercial | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	96	13
Stage 1 | Commercial | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	53,127	53,099
Stage 1 | Commercial | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42,071	47,707
Stage 1 | Commercial | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,122	5,134
Stage 1 | Commercial | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	934	258
Stage 1 | Commercial | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80	19
Stage 1 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	11
Stage 1 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	7
Stage 1 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	1
Stage 1 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62,096	57,150
Stage 1 | Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60,985	56,356
Stage 1 | Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	238	0
Stage 1 | Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 1 | Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	871	754
Stage 1 | Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	40
Stage 1 | Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	871	794
Stage 1 | Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61,225	56,356
Stage 1 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	409	16
Stage 1 | Other | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	10
Stage 1 | Other | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	6
Stage 1 | Other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	6
Stage 1 | Other | Expected credit losses in respect of drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	10
Stage 1 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	708	630
Stage 1 | Other | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	239	391
Stage 1 | Other | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	170	0
Stage 1 | Other | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299	239
Stage 1 | Other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Undrawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	299	239
Stage 1 | Other | Undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	409	391
Stage 1 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit losses in respect of undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 1 | Central overlay | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	400
Stage 2 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	51,659	28,543
Stage 2 | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,145	995
Stage 2 | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,441	3,741
Stage 2 | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	234	77
Stage 2 | Retail mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29,018	16,935
Stage 2 | Retail mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21,010	13,494
Stage 2 | Retail mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,030	2,052
Stage 2 | Retail mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	907	414
Stage 2 | Retail mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,071	975
Stage 2 | Retail mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	468	281
Stage 2 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	247	183
Stage 2 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	39
Stage 2 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	13
Stage 2 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	130	46
Stage 2 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	118	63
Stage 2 | Retail mortgages | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	109	62
Stage 2 | Retail mortgages | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	1
Stage 2 | Retail mortgages | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 2 | Retail mortgages | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 | Retail mortgages | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,273	1,681
Stage 2 | Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,284	729
Stage 2 | Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,137	556
Stage 2 | Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	343	105
Stage 2 | Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	509	291
Stage 2 | Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	458	189
Stage 2 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57	25
Stage 2 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	138	54
Stage 2 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	70	19
Stage 2 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	193	91
Stage 2 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,874	1,996
Stage 2 | Retail - credit cards | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,044	1,762
Stage 2 | Retail - credit cards | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	463	162
Stage 2 | Retail - credit cards | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	282	28
Stage 2 | Retail - credit cards | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	44
Stage 2 | Retail - credit cards | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	29
Stage 2 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	21
Stage 2 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	3
Stage 2 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	1
Stage 2 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	4
Stage 2 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,519	1,131
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	291	368
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	580	363
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	181	85
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	467	315
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	295	172
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	17
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	38
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	15
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	178	102
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	558	320
Stage 2 | Retail - loans and overdrafts | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	315	224
Stage 2 | Retail - loans and overdrafts | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	139	56
Stage 2 | Retail - loans and overdrafts | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35	11
Stage 2 | Retail - loans and overdrafts | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	29
Stage 2 | Retail - loans and overdrafts | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	21
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	3
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14	5
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	11
Stage 2 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,216	1,942
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,396	1,297
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	456	368
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	171	99
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	193	178
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	171	87
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	30
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33	15
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	10
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	32
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	4
Stage 2 | Retail - UK Motor Finance | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	4
Stage 2 | Retail - UK Motor Finance | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,304	845
Stage 2 | Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	482	395
Stage 2 | Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	334	420
Stage 2 | Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	7
Stage 2 | Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	467	23
Stage 2 | Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	37
Stage 2 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	10
Stage 2 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39	26
Stage 2 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	1
Stage 2 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	62
Stage 2 | Retail - other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	0
Stage 2 | Retail - other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	62
Stage 2 | Retail - other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
Stage 2 | Retail - other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	3
Stage 2 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	0
Stage 2 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	3
Stage 2 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
Stage 2 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37,330	22,534
Stage 2 | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,491	766
Stage 2 | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,622	2,445
Stage 2 | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	146	53
Stage 2 | Commercial | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,316	5,977
Stage 2 | Commercial | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	191	379
Stage 2 | Commercial | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,971	2,318
Stage 2 | Commercial | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,469	3,111
Stage 2 | Commercial | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	685	169
Stage 2 | Commercial | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	653	228
Stage 2 | Commercial | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
Stage 2 | Commercial | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	109	37
Stage 2 | Commercial | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	398	174
Stage 2 | Commercial | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	16
Stage 2 | Commercial | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,819	1,296
Stage 2 | Commercial | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	76
Stage 2 | Commercial | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,412	850
Stage 2 | Commercial | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,315	327
Stage 2 | Commercial | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	92	43
Stage 2 | Commercial | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	88	24
Stage 2 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	27	9
Stage 2 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	13
Stage 2 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	2
Stage 2 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	32
Stage 2 | Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	32
Stage 2 | Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	32
Stage 2 | Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 2 | Other | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 2 | Other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 2 | Other | Expected credit losses in respect of drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit losses in respect of undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 2 | Central overlay | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 3 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	6,490	6,015
Stage 3 | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,982	1,447
Stage 3 | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	285	99
Stage 3 | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	5
Stage 3 | Retail mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,859	1,506
Stage 3 | Retail mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,859	1,506
Stage 3 | Retail mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	191	122
Stage 3 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	191	122
Stage 3 | Retail mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	8
Stage 3 | Retail mortgages | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	8
Stage 3 | Retail mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	340	385
Stage 3 | Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	340	385
Stage 3 | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	153	125
Stage 3 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	153	125
Stage 3 | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	75
Stage 3 | Retail - credit cards | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56	75
Stage 3 | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	307	293
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	307	293
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	147	108
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	147	108
Stage 3 | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	8
Stage 3 | Retail - loans and overdrafts | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	8
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	199	150
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	199	150
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	133	84
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	133	84
Stage 3 | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	184	150
Stage 3 | Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	184	150
Stage 3 | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	51
Stage 3 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	51
Stage 3 | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	3
Stage 3 | Retail - other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	3
Stage 3 | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,889	2,484
Stage 3 | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	683	490
Stage 3 | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	94
Stage 3 | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,524	3,447
Stage 3 | Commercial | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,524	3,447
Stage 3 | Commercial | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	1,282	941
Stage 3 | Commercial | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,282	941
Stage 3 | Commercial | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	195	5
Stage 3 | Commercial | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	195	5
Stage 3 | Commercial | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	5
Stage 3 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	5
Stage 3 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	77	84
Stage 3 | Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
Stage 3 | Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	84
Stage 3 | Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	84
Stage 3 | Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	16
Stage 3 | Other | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	16
Stage 3 | Other | Expected credit losses in respect of drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	16
Stage 3 | Other | Expected credit losses in respect of drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	0
Stage 3 | Other | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	0
Stage 3 | Other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit losses in respect of undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
Stage 3 | Central overlay | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
POCI | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	12,511	13,714
POCI | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	142
POCI | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	79
POCI | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,511	13,714
POCI | Retail mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,511	13,714
POCI | Retail mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	142
POCI | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	142
POCI | Retail mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	79
POCI | Retail mortgages | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	79
POCI | Retail mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail mortgages | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,511	13,714
POCI | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	142
POCI | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	79
POCI | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit losses in respect of undrawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	£ 0
POCI | Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0
POCI | Central overlay | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 0